Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below presents net income (loss) and the components thereto (with net interest income on an FTE basis) for 2015, 2014 and 2013, and total assets at December 31, 2015 and 2014 for each business segment, as well as All Other.

Results for Business Segments and All Other

At and for the Year Ended December 31	Total Corporation (1)			Consumer Banking
(Dollars in millions)	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$39,989	$40,640	$43,124	$20,331	$20,742	$21,209
Noninterest income	43,951	44,997	46,677	11,096	11,038	11,820
Total revenue, net of interest expense (FTE basis)	83,940	85,637	89,801	31,427	31,780	33,029
Provision for credit losses	3,161	2,275	3,556	2,346	2,470	2,957
Noninterest expense	57,735	75,657	69,214	18,716	19,392	20,711
Income before income taxes (FTE basis)	23,044	7,705	17,031	10,365	9,918	9,361
Income tax expense (FTE basis)	7,156	2,872	5,600	3,777	3,698	3,430
Net income	$15,888	$4,833	$11,431	$6,588	$6,220	$5,931
Year-end total assets	$2,144,316	$2,104,534		$645,427	$599,066

	Global Wealth & Investment Management			Global Banking
	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$5,486	$5,813	$6,061	$9,050	$9,586	$9,673
Noninterest income	12,506	12,573	11,734	8,377	8,514	7,745
Total revenue, net of interest expense (FTE basis)	17,992	18,386	17,795	17,427	18,100	17,418
Provision for credit losses	51	14	56	685	322	1,142
Noninterest expense	13,938	13,830	13,217	8,481	8,807	8,148
Income before income taxes (FTE basis)	4,003	4,542	4,522	8,261	8,971	8,128
Income tax expense (FTE basis)	1,459	1,694	1,658	3,041	3,292	2,982
Net income	$2,544	$2,848	$2,864	$5,220	$5,679	$5,146
Year-end total assets	$296,271	$274,954		$381,975	$353,637

	Global Markets			All Other
	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$4,183	$3,848	$4,114	$939	$651	$2,067
Noninterest income	10,823	12,279	11,322	1,149	593	4,056
Total revenue, net of interest expense (FTE basis)	15,006	16,127	15,436	2,088	1,244	6,123
Provision for credit losses	99	110	140	(20)	(641)	(739)
Noninterest expense	11,373	11,989	12,225	5,227	21,639	14,913
Income (loss) before income taxes (FTE basis)	3,534	4,028	3,071	(3,119)	(19,754)	(8,051)
Income tax expense (benefit) (FTE basis)	1,115	1,440	2,033	(2,236)	(7,252)	(4,503)
Net income (loss)	$2,419	$2,588	$1,038	$(883)	$(12,502)	$(3,548)
Year-end total assets	$548,790	$576,552		$271,853	$300,325

(1)	There were no material intersegment revenues.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$81,852	$84,393	$83,678
Adjustments:
ALM activities	77	(1,008)	(1,658)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,750	1,122	4,880
FTE basis adjustment	(890)	(850)	(859)
Consolidated revenue, net of interest expense	$83,050	$84,787	$88,942
Segments’ total net income	$16,771	$17,335	$14,979
Adjustments, net-of-taxes:
ALM activities	(518)	(894)	(1,558)
Equity investment income	162	706	1,828
Liquidating businesses and other	(527)	(12,314)	(3,818)
Consolidated net income	$15,888	$4,833	$11,431

		December 31
		2015	2014
Segments’ total assets		$1,872,463	$1,804,209
Adjustments:
ALM activities, including securities portfolio		616,568	573,426
Equity investments		4,297	4,871
Liquidating businesses and other		139,995	171,420
Elimination of segment asset allocations to match liabilities		(489,007)	(449,392)
Consolidated total assets		$2,144,316	$2,104,534

Reconciliation of Revenue from Segments to Consolidated
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$81,852	$84,393	$83,678
Adjustments:
ALM activities	77	(1,008)	(1,658)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,750	1,122	4,880
FTE basis adjustment	(890)	(850)	(859)
Consolidated revenue, net of interest expense	$83,050	$84,787	$88,942
Segments’ total net income	$16,771	$17,335	$14,979
Adjustments, net-of-taxes:
ALM activities	(518)	(894)	(1,558)
Equity investment income	162	706	1,828
Liquidating businesses and other	(527)	(12,314)	(3,818)
Consolidated net income	$15,888	$4,833	$11,431

		December 31
		2015	2014
Segments’ total assets		$1,872,463	$1,804,209
Adjustments:
ALM activities, including securities portfolio		616,568	573,426
Equity investments		4,297	4,871
Liquidating businesses and other		139,995	171,420
Elimination of segment asset allocations to match liabilities		(489,007)	(449,392)
Consolidated total assets		$2,144,316	$2,104,534

Reconciliation of Assets from Segment to Consolidated
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$81,852	$84,393	$83,678
Adjustments:
ALM activities	77	(1,008)	(1,658)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,750	1,122	4,880
FTE basis adjustment	(890)	(850)	(859)
Consolidated revenue, net of interest expense	$83,050	$84,787	$88,942
Segments’ total net income	$16,771	$17,335	$14,979
Adjustments, net-of-taxes:
ALM activities	(518)	(894)	(1,558)
Equity investment income	162	706	1,828
Liquidating businesses and other	(527)	(12,314)	(3,818)
Consolidated net income	$15,888	$4,833	$11,431

		December 31
		2015	2014
Segments’ total assets		$1,872,463	$1,804,209
Adjustments:
ALM activities, including securities portfolio		616,568	573,426
Equity investments		4,297	4,871
Liquidating businesses and other		139,995	171,420
Elimination of segment asset allocations to match liabilities		(489,007)	(449,392)
Consolidated total assets		$2,144,316	$2,104,534